Assets and liabilities held for sale and discontinued operations	12 Months Ended
Dec. 31, 2017
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets and liabilities held for sale and discontinued operations
Assets and liabilities held for sale and discontinued operations
Assets held for sale
The assets held for sale can be detailed as follows:

(in thousands of USD)	2017	2016	2015
Vessels	—	—	24,195
Of which in Tankers segment	—	—	24,195
Of which in FSO segment	—	—	—

(in thousands of USD)	(Estimated) Sale price	Book Value	Asset Held For Sale	(Expected) Gain	(Expected) Loss
At January 1, 2015	—	—	89,000	—	—

Assets transferred to assets held for sale
Famenne	38,016	24,195	24,195	13,821	—

Assets sold from assets held for sale
Antarctica	91,065	89,000	(89,000)	2,065	—

At December 31, 2015	—	—	24,195	15,886	—

At January 1, 2016	—	—	24,195	—	—

Assets sold from assets held for sale
Famenne	38,016	24,195	(24,195)	13,821	—

At December 31, 2016	—	—	—	13,821	—

On January 15, 2016, the Company sold the VLCC Famenne (2001 - 298,412 dwt), for USD 38.4 million. This vessel was accounted for as a non-current asset held for sale as at December 31, 2015, and had a carrying value of USD 24.2 million as of that date The vessel was delivered to its new owner on March 9, 2016. Taking into account the sales commissions, the gain on the sale of this vessel amounted to USD 13.8 million. This gain has been recorded upon delivery of the vessel and is therefore reflected in the consolidated statement of profit or loss for the twelve months ended December 31, 2016.
As per December 31, 2017 and December 31, 2016, the Group had no assets held for sale.
Discontinued operations
As per December 31, 2017 and December 31, 2016, the Group had no operations that meet the criteria of a discontinued operation.